Additional Supplemental Cash Flow Financial Information - Cash Interest and Taxes (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Additional Supplemental Cash Flow Financial Information
Cash paid during the period for interest		$ 20,853	$ 29,061	$ 36,659
Cash paid during the period for income taxes, net	$ 622	$ 2,726	$ 2,993	$ 20,907